Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)	Oct. 13, 2017 CNY (¥)	Jul. 10, 2017 CNY (¥)	Jul. 10, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired								100.00%
Cash consideration paid								¥ 400,000
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired								100.00%
Cash consideration paid	¥ 400,000							¥ 400,000
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						49.00%	49.00%
Cash consideration paid				¥ 678,000		¥ 678,000	$ 99,520
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					51.00%
Cash consideration paid					¥ 47,000
Percentage of equity interest before acquisition					49.00%
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of subsidiaries [line items]
Capital injection from non-controlling interests holder		¥ 73,000
Group's effective interest in associate	42.80%	42.80%	51.84%